Financial Risk Management - Summary of Contractual Undiscounted Cash Flows (Detail) - AUD ($)	Jun. 30, 2020	Jun. 30, 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	$ 2,934,371	$ 5,060,368
Convertible note liability (refer note 15)	17,876,076	17,876,076
Lease liability	273,179
Non-Derivatives	21,083,626	22,936,444
Less Than Twelve Months [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	2,934,371	5,060,368
Lease liability	137,025
Non-Derivatives	3,071,396	5,060,368
Between 1 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible note liability (refer note 15)		17,876,076
Lease liability	136,154
Non-Derivatives	136,154	17,876,076
More Than 5 Years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Convertible note liability (refer note 15)	17,876,076
Non-Derivatives	17,876,076
Carrying Amount (Assets/Liabilities) [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade and other payables	2,934,371	5,060,368
Convertible note liability (refer note 15)	8,789,113	7,642,707
Lease liability	262,383
Non-Derivatives	$ 11,985,867	$ 12,703,075